Income Taxes - Schedule of Income Tax Expense Benefit (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Tax (Benefit) Expense
Federal									$ (92)	$ 8	$ (281)
State and local									(41)	4	(52)
Total Current Tax Expense (Benefit)									(133)	12	(333)
Deferred Tax Expense (Benefit)
Federal									216	121	300
State and local									58	19	34
Investment tax credit amortization									(3)	(4)	(3)
Total Deferred Tax Expense									271	136	331
Consolidated income tax expense	$ 13	$ 88	$ 28	$ 9	$ 11	$ 54	$ 53	$ 30	$ 138	$ 148	$ (2)